Trade current assets and liabilities	12 Months Ended
Dec. 31, 2024
Working capital [Abstract]
Disclosure of working capital [Text Block]
SECTION 4: TRADE CURRENT ASSETS AND LIABILITIES AT DECEMBER 31, 2024 AND 2023
This section contains the notes related to Inventories (Note 4.1), Short-term trade and other receivables (Note 4.2) and Short-term trade and other payables (Note 4.3). The net balance of these items is referred to as working capital.
The distinction between current and non-current assets and liabilities is made on the basis of whether or not the asset or liability is expected to be recovered or settled in the ordinary course of the company´s business cycle. There is a presumption that normally the business cycle has a duration of one year, but there could be assets and liabilities used in activities in which operations are considered to mature over more than one year that should be considered as current assets and liabilities, specifically in relation to the construction activity, since the life of a construction contract is greater than one year.
The main movement under this heading during 2024 corresponds to the reclassification from long-term financial assets to short-term receivables of the subordinated loans granted to AGS (EUR 235 million), derived from the divestment agreement reached for the sale of Ferrovial's entire stake in this asset (Note 1.1.4.). Excluding this impact, the total balance for December 2024 would reach EUR 1,417 million.

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Inventories	458	13	—	21	492
Short-term trade and other receivables	1,677	29	1	522	2,228
Short-term trade and other payables	(3,646)	(63)	4	(198)	(3,902)
TOTAL	(1,511)	(21)	4	345	(1,182)

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Inventories	476	5	—	(23)	458
Short-term trade and other receivables	1,600	19	(12)	70	1,677
Short-term trade and other payables	(3,429)	(23)	1	(195)	(3,646)
TOTAL	(1,353)	1	(11)	(148)	(1,511)
Section 4.4 contains a more detailed analysis of the balance sheet items relating to the recognition of revenue from contracts with customers in the Construction business, including the disclosures required by IFRS 15 in relation to those contracts.